Exhibit 99.1

Schedule 6(b) - Data Compare Report

Amortization Type
Borrower Last Name
City
Documentation Type Place Holder
Draw Period
First Rate Adjustment Date ARMs
Gross Margin
Guideline Name
I/O Period
Index
Initial Draw Amount
Initial Interest Rate Cap Change Down
Initial Interest Rate Cap Change Up
Leasehold Flag (Y/N)
Lien Position
Lifetime Maximum Rate Ceiling
Lifetime Minimum Rate Floor
Loan Purpose
Maturity Date
Maximum Draw (Line Limit)
Most Recent FICO Date
Occupancy
Original Amortization Term
Original Interest Only Flag
Original Interest Rate
Original PI
Original Term to Maturity
Origination Date
Postal Code
Property Type
Qualifying FICO
Rate Frequency
State
Subsequent Interest Rate Change Down
Subsequent Interest Rate Change Up
TILA Status Loan Designation
Value Age
Value at Origination
Value at Origination Date